CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 212		$ 406,413	$ (20,091)	$ (4,111)	$ (277,871)	$ 104,552
Balance, shares at Dec. 31, 2014	77,130,866
Exercise of options and RSU's	$ 2		136				138
Exercise of options and RSU's, shares	505,998
Share-based compensation expense			1,625				1,625
Other comprehensive income, net					(4,505)		(4,505)
Net income (loss)						1,011	1,011
Balance at Dec. 31, 2015	$ 214		408,174	(20,091)	(8,616)	(276,860)	102,821
Balance, shares at Dec. 31, 2015	77,636,864
Exercise of options and RSU's		[1]	75				75
Exercise of options and RSU's, shares	132,065
Share-based compensation expense			1,071				1,071
Other comprehensive income, net					768		768
Net income (loss)						11,429	11,429
Balance at Dec. 31, 2016	$ 214		409,320	(20,091)	(7,848)	(265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929						77,768,929
Exercise of options and RSU's			294				$ 294
Exercise of options and RSU's, shares	276,263						237,410
Share-based compensation expense			1,203				$ 1,203
Other comprehensive income, net					677		677
Net income (loss)						15,560	15,560
Balance at Dec. 31, 2017	$ 214		$ 410,817	$ (20,091)	$ (7,171)	$ (249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192						78,045,192

[1]	Represent an amount lower than $1.